CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 402,783	$ 270,166
Restricted cash	186	29,623
Other investments	10,483	12,289
Accounts receivable, net	34,070	33,399
Prepaid expenses and other current assets	62,810	60,894
Amounts due from related parties	$ 1,720	$ 36,620
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 512,052	$ 442,991
Vessels, net	4,389,868	4,241,292
Deposits for vessel acquisitions	470,550	444,897
Other long-term assets	62,804	61,749
Deferred dry dock and special survey costs, net	264,385	196,194
Amounts due from related parties	7,142	0
Intangible assets	3,233	42,311
Operating lease assets	218,952	243,806
Total non-current assets	5,416,934	5,230,249
Total assets	5,928,986	5,673,240
Current liabilities
Accounts payable	17,892	17,763
Accrued expenses	47,463	33,865
Deferred revenue	61,358	66,209
Operating lease liabilities, current portion	26,938	25,607
Amounts due to related parties	$ 23,484	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Current portion of finance lease and financial liabilities, net	$ 143,592	$ 102,996
Current portion of long-term debt, net	133,773	163,226
Fair value of derivatives, current	646	0
Total current liabilities	455,146	409,666
Operating lease liabilities, net	188,058	214,995
Unfavorable lease terms	3,586	15,266
Long-term finance lease and financial liabilities, net	613,245	945,613
Long-term debt, net	974,584	917,102
Senior unsecured bonds, net	294,392	0
Deferred revenue	49,178	55,534
Other long-term liabilities	8,436	8,436
Fair value of derivatives, non-current	1,615	0
Total non-current liabilities	2,133,094	2,156,946
Total liabilities	2,588,240	2,566,612
Commitments and contingencies
Partners’ capital:
Common Unitholders (28,665,121 and 29,694,433 common units outstanding as of December 31, 2025 and December 31, 2024, respectively)	3,283,806	3,053,295
General Partner (622,296 general partnership units outstanding at each of December 31, 2025 and December 31, 2024)	59,201	53,333
Accumulated Other Comprehensive Loss	(2,261)	0
Total partners’ capital	3,340,746	3,106,628	$ 2,770,452
Total liabilities and partners’ capital	$ 5,928,986	$ 5,673,240